Financial assets and other receivables - Financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Total financial assets	$ 641,937	$ 453,526
Other financial assets
Disclosure of financial assets [line items]
Total financial assets	14,189	4,195
Receivables from related parties
Disclosure of financial assets [line items]
Total financial assets	4,275	4,540
Trade receivables
Disclosure of financial assets [line items]
Total financial assets	294,491	321,929
Other receivables
Disclosure of financial assets [line items]
Total financial assets	6,039	6,199
Cash and cash equivalents.
Disclosure of financial assets [line items]
Total financial assets	317,935	114,391
Restricted cash
Disclosure of financial assets [line items]
Total financial assets	5,008	2,272
Amortized cost
Disclosure of financial assets [line items]
Total financial assets	641,001	452,679
Amortized cost | Other financial assets
Disclosure of financial assets [line items]
Total financial assets	13,253	3,348
Amortized cost | Receivables from related parties
Disclosure of financial assets [line items]
Total financial assets	4,275	4,540
Amortized cost | Trade receivables
Disclosure of financial assets [line items]
Total financial assets	294,491	321,929
Amortized cost | Other receivables
Disclosure of financial assets [line items]
Total financial assets	6,039	6,199
Amortized cost | Cash and cash equivalents.
Disclosure of financial assets [line items]
Total financial assets	317,935	114,391
Amortized cost | Restricted cash
Disclosure of financial assets [line items]
Total financial assets	5,008	2,272
Fair value through profit or loss - mandatorily measured
Disclosure of financial assets [line items]
Total financial assets	936	847
Fair value through profit or loss - mandatorily measured | Other financial assets
Disclosure of financial assets [line items]
Total financial assets	$ 936	$ 847